CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Series B redeemable convertible preferred stock Warrant Preferred Stock	Series B redeemable convertible preferred stock Preferred Stock	Series B redeemable convertible preferred stock	Series A Preferred Stock ProSomnus Common Holders Preferred Stock	Series A Preferred Stock ProSomnus Common Holders	Series A Preferred Stock Preferred Stock Convertible Bridge Notes	Series A Preferred Stock Preferred Stock	Series A Preferred Stock	Class A common stock PIPE Equity Common Stock	Class A common stock PIPE Debt SPA Shares Common Stock	Class A common stock Common Stock	Warrant Additional Paid-In Capital	Warrant	PIPE Equity Additional Paid-In Capital	PIPE Equity	PIPE Debt SPA Shares Additional Paid-In Capital	PIPE Debt SPA Shares	Common Stock	Additional Paid-In Capital Convertible Bridge Notes	Additional Paid-In Capital	Accumulated Deficit	Convertible Bridge Notes	Total
Beginning balance at Dec. 31, 2020		$ 12,389,547					$ 26,245,000
Beginning balance (in shares) at Dec. 31, 2020		7,288,333					26,245
Ending balance at Dec. 31, 2021		$ 12,389,547	$ 12,389,547				$ 26,245,000	$ 26,245,000
Ending balance (in shares) at Dec. 31, 2021		7,288,333	7,288,333				26,245	26,245															7,314,578
Beginning balance at Dec. 31, 2020																		$ 2,418		$ 150,421,286	$ (197,671,868)		$ (47,248,164)
Beginning balance (in shares) at Dec. 31, 2020																		24,184,697
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																		$ 38		(38)
Vesting of restricted stock awards (in shares)																		381,689
Stock-based compensation expense								$ 0												4,712			4,712
Net loss																					(5,977,407)		(5,977,407)
Ending balance at Dec. 31, 2021																		$ 2,456		150,425,960	(203,649,275)		(53,220,859)
Ending balance (in shares) at Dec. 31, 2021																		24,566,386
Ending balance at Sep. 30, 2022		$ 12,389,547					$ 26,245,000
Ending balance (in shares) at Sep. 30, 2022		7,288,333					26,245
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																		$ 21		(21)
Vesting of restricted stock awards (in shares)																		215,536
Stock-based compensation expense																				5,000			5,000
Net loss																					(9,353,340)		(9,353,340)
Ending balance at Sep. 30, 2022																		$ 2,477		150,430,939	(213,002,615)		$ (62,569,199)
Ending balance (in shares) at Sep. 30, 2022							26,245											24,781,922
Beginning balance at Dec. 31, 2021		$ 12,389,547	$ 12,389,547				$ 26,245,000	$ 26,245,000
Beginning balance (in shares) at Dec. 31, 2021		7,288,333	7,288,333				26,245	26,245															7,314,578
Increase (Decrease) in Temporary Equity
Issuance of Series A Convertible Preferred Stock (in shares)	161,112		161,112	5,945	5,945	13,081
Merger Recapitalization - Preferred		$ (12,389,563)					$ (26,245,000)
Merger Recapitalization - Preferred (in shares)		(7,449,445)					(45,271)
Ending balance (in shares) at Dec. 31, 2022																							0
Beginning balance at Dec. 31, 2021																		$ 2,456		150,425,960	(203,649,275)		$ (53,220,859)
Beginning balance (in shares) at Dec. 31, 2021																		24,566,386
Increase (Decrease) in Stockholders' Equity
Vesting of early exercised options																		$ 85		2,156,915			2,157,000
Vesting of early exercised options (in shares)																		854,507
Issuance of shares, net of cancellations and issuance costs	$ 16								$ 183	$ 33		$ 579,984	$ 579,984	$ 10,249,817	$ 10,250,000	$ 478,834	$ 478,867		$ 13,080,756			$ 13,080,756
Issuance of shares, net of cancellations and issuance costs (in shares)									1,830,133	326,713					1,830,133
Merger Recapitalization - Preferred											$ 721									38,635,975			38,636,696
Merger Recapitalization - Preferred (in shares)											7,208,865
Merger Recapitalization - Common											$ 408							$ (2,541)					(2,132)
Merger Recapitalization - Common (in shares)											4,084,418							(25,420,893)
Issuance of Common Stock - services											$ 72									7,159,090			7,159,162
Issuance of Common Stock - services (in shares)											716,223
Issuance costs - ProSomnus Inc.																				(12,640,679)			$ (12,640,679)
Conversion of LAAA Founder Common Stock											$ 105									(105)
Conversion of LAAA Founder Common Stock (in shares)											1,054,390
Issuance of Common Stock - Lakeshore Public Stock Holders											$ 82									(82)
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)											820,722
Issuance of Warrants																							1,991,503
Assumption of SPAC Assets and Liabilities																				2,242,097			$ 2,242,097
Earn-out liability																				(22,070,000)			(22,070,000)
Stock-based compensation expense								$ 2,145,000															2,156,915
Net loss																					(7,145,320)		(7,145,320)
Ending balance at Dec. 31, 2022											$ 1,604							$ 1,604		190,298,562	(210,794,595)		(20,494,429)
Ending balance (in shares) at Dec. 31, 2022											16,041,464							16,041,464
Beginning balance at Jun. 30, 2022		$ 12,389,547					$ 26,245,000
Beginning balance (in shares) at Jun. 30, 2022		7,288,333					26,245
Ending balance at Sep. 30, 2022		$ 12,389,547					$ 26,245,000
Ending balance (in shares) at Sep. 30, 2022		7,288,333					26,245
Beginning balance at Jun. 30, 2022																		$ 2,469		150,429,947	(209,453,653)		(59,021,237)
Beginning balance (in shares) at Jun. 30, 2022																		24,702,891
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																		$ 8		(8)
Vesting of restricted stock awards (in shares)																		79,031
Stock-based compensation expense																				1,000			1,000
Net loss																					(3,548,962)		(3,548,962)
Ending balance at Sep. 30, 2022																		$ 2,477		150,430,939	(213,002,615)		$ (62,569,199)
Ending balance (in shares) at Sep. 30, 2022							26,245											24,781,922
Beginning balance (in shares) at Dec. 31, 2022																							0
Increase (Decrease) in Temporary Equity
Issuance of Series A Convertible Preferred Stock							$ 11,664,989
Issuance of Series A Convertible Preferred Stock (in shares)							9,526	9,526
Ending balance at Sep. 30, 2023							$ 11,664,989	$ 11,664,989
Ending balance (in shares) at Sep. 30, 2023							9,526																9,526
Beginning balance at Dec. 31, 2022											$ 1,604							$ 1,604		190,298,562	(210,794,595)		$ (20,494,429)
Beginning balance (in shares) at Dec. 31, 2022											16,041,464							16,041,464
Increase (Decrease) in Stockholders' Equity
Conversion of Subordinated Convertible Notes																		$ 23		919,546			919,569
Conversion of Subordinated Convertible Notes (in shares)																		230,494
Issuance of stock warrants																				2,552,857			2,552,857
Issuance of shares, net of cancellations and issuance costs																		$ 2		163,571			163,573
Issuance of shares, net of cancellations and issuance costs (in shares)																		16,166
Stock-based compensation expense																				716,193			716,193
Net loss																					(17,226,044)		(17,226,044)
Ending balance at Sep. 30, 2023																		$ 1,629		194,650,729	(228,020,639)		$ (33,368,281)
Ending balance (in shares) at Sep. 30, 2023																		16,288,124
Increase (Decrease) in Temporary Equity
Issuance of Series A Convertible Preferred Stock							$ 11,664,989
Issuance of Series A Convertible Preferred Stock (in shares)							9,526
Ending balance at Sep. 30, 2023							$ 11,664,989	$ 11,664,989
Ending balance (in shares) at Sep. 30, 2023							9,526																9,526
Beginning balance at Jun. 30, 2023																		$ 1,606		191,031,730	(216,781,836)		$ (25,748,500)
Beginning balance (in shares) at Jun. 30, 2023																		16,057,630
Increase (Decrease) in Stockholders' Equity
Conversion of Subordinated Convertible Notes (in shares)																		230,494
Issuance of stock warrants																				2,552,857			2,552,857
Issuance of Common Stock - services																		$ 23		919,546			919,569
Stock-based compensation expense																				146,596			146,596
Net loss																					(11,238,803)		(11,238,803)
Ending balance at Sep. 30, 2023																		$ 1,629		$ 194,650,729	$ (228,020,639)		$ (33,368,281)
Ending balance (in shares) at Sep. 30, 2023																		16,288,124